Schedule of discontinued operations (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	$ 41,882,613	$ 33,345,268	$ 10,545,843
Non-operational professional fees
Net loss from discontinued operations	(7,233,941)	(11,211,330)	(5,860,211)
Gain on extinguishment of liabilities	1,105,023
Previously stated [member]
IfrsStatementLineItems [Line Items]
Net loss from discontinued operations	(13,203,474)	(15,564,168)
Advertisement [Member]
IfrsStatementLineItems [Line Items]
Revenue			4,491,356
Advertising revenue			562,534
Advertisement [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Revenue		26,656,446
Advertising revenue		90,934
WinView Inc [Member]
IfrsStatementLineItems [Line Items]
Revenue	135,160	3,543
Salaries and wages	1,882,858	1,449,744
Consulting	945,397	524,971
Professional fees	468,408	584,149
Sponsorships and tournaments	150,512	15,133
Advertising and promotion	416,968	69,592
Office and general	518,540	411,636
Technology expenses	47,809	25,009
Amortization and depreciation	362,572	503,810
Impairment expense	936,562	705,331
Restructuring Costs	226,152
Interest expense	66,164	46,977
(Gain) loss on foreign exchange	(601)
Non-operational professional fees	1,613,831	846,475
Net loss from discontinued operations	(7,500,012)	(5,179,284)
UMG [member]
IfrsStatementLineItems [Line Items]
Revenue	596,126	449,857
Salaries and wages	1,119,786	1,024,732
Consulting
Professional fees	(6,227)	253,147
Sponsorships and tournaments	713,031	420,537
Advertising and promotion	23,790	17,869
Office and general	97,666	145,866
Technology expenses	82,189	153,312
Amortization and depreciation	140,237	338,475
Impairment expense	457,514	385,231
Restructuring Costs	81,394
Interest expense	14,553	36,107
(Gain) loss on foreign exchange	19,974	(15,733)
Net loss from discontinued operations	(2,147,781)	(2,309,686)
Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Revenue	4,759,711	3,422,202
Salaries and wages	2,113,180	3,384,577
Consulting	796,570	966,372
Office and general	265,125	565,340
Amortization and depreciation	224,349	1,377,550
Interest expense	7,145	41,639
(Gain) loss on foreign exchange	39,350	(135,976)
Net loss from discontinued operations	1,314,085	(2,777,251)
Share-based payments	(93)	(49)
Motorsports Group And P G L Nevada [Member]
IfrsStatementLineItems [Line Items]
Revenue		90,934
Salaries and wages		212,546	815,304
Consulting		267,933	1,014,940
Professional fees		24,781	219,369
Sponsorships and tournaments		203,637	3,697,046
Advertising and promotion		1,740	30,808
Office and general		7,374	155,464
Technology expenses		86,590	163,534
Amortization and depreciation		201,335	341,668
Interest expense		572	1,162
(Gain) loss on foreign exchange	5,256	29,535	(16,550)
Net loss from discontinued operations	1,099,767	(945,109)	(5,860,211)
Share-based payments
Gain on extinguishment of liabilities	$ (1,105,023)
Motorsports Group And P G L Nevada [Member] | Previously stated [member]
IfrsStatementLineItems [Line Items]
Salaries and wages		212,546
Consulting		267,933
Professional fees		24,781
Sponsorships and tournaments		203,637
Advertising and promotion		1,740
Office and general		7,374
Technology expenses		86,590
Amortization and depreciation		201,335
Interest expense		572
(Gain) loss on foreign exchange		29,535
Net loss from discontinued operations		(945,109)
Share-based payments